Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (174,854)	$ (362,383)	$ (464,343)	$ (560,789)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Stock-based compensation on RSA's vested	13,915	41,685	48,879	166,424
Gain on extinguishment of debt	(174,935)	0
Changes in operating assets and liabilities
Accounts receivable	0	4,170	4,170	(4,170)
Prepaid expenses	4,200	(4,410)	(210)	(180)
Accounts payable	(23,089)	6,773	13,099	30,939
Accrued legal fees	9,375	28,541	38,124	39,364
Accrued payroll and payroll taxes	138,108	138,108	184,144	184,144
Accrued liabilities	(436)	3,876	3,896	0
Accrued liabilities related party			48,000	48,000
Accrued interest payable	35,566	12,265	17,481	12,814
Accrued interest payable to related party	1,837	121	348	0
Net cash used in operating activities	(134,313)	(95,254)	(106,412)	(83,454)
Accrued liabilities related party	36,000	36,000
CASH FLOWS FROM INVESTING ACTIVITIES	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			25,000	0
Proceeds from borrowings on note payable	0	35,567	35,567	0
Proceeds from borrowings on note payable from related party	0	4,500	4,500	0
Proceeds from borrowings of convertible notes payable			0	34,000
Borrowings from related party debt and short-term advances			41,758	10,761
Repayment of related party debt and short-term advances			0	(23,370)
Net cash provided by financing activities	137,796	94,754	106,825	21,391
Proceeds from issuance of common stock	0	25,000
Proceeds from issuance of convertible notes payable	120,000	0
Proceeds from issuance of convertible notes payable - related party	25,000	0
Proceeds from related party loans and advances	13,474	30,187
Repayment of related party loans and advances	(20,678)	0
NET CHANGE IN CASH	3,483	0	413	(62,063)
CASH AT BEGINNING OF PERIOD	413	0	0	62,063
CASH AT END OF PERIOD	3,896	0	413	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	0	0	0	0
Income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Repayment of related party advances with personal charges on the Company credit card	4,568	1,167	1,167	3,315
Deposit on Investment	0	26,175	$ 26,175	$ 0
Accounts payable exchanged for convertible note payable	8,270	0
Accrued legal fees exchanged for convertible note payable	250,000	0
Accrued liabilities exchanged for convertible note payable	26,000	0
Note payable exchanged for convertible note payable	17,167	0
Accrued interest exchanged for convertible note payable	$ 2,663	$ 0